(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Line Items]
(Loss)/Earnings Per Share
16.
(Loss)/earnings per share

Basic and diluted (loss)/earnings per share is presented below.

	December 31,
	2025	2024	2023
Net (loss)/ income from continuing operations	(8,637,616)	1,913,451	19,554,198
Weighted average shares outstanding basic and diluted	58,257,577	57,123,798	57,123,798
(Loss)/ earnings per share from continuing operations - Basic and diluted	$(0.15)	$0.03	$0.34
Net loss from discontinued operations	(13,923,516)	-	-
Weighted average shares outstanding basic and diluted	58,257,577	57,123,798	57,123,798
Loss per share from discontinued operations – Basic and diluted	$(0.24)	-	-
Net (loss)/ income	(22,561,132)	1,913,451	19,554,198
Weighted average shares outstanding basic and diluted	58,257,577	57,123,798	57,123,798
(Loss)/ earnings per share – Basic and diluted	$(0.39)	$0.03	$0.34

The computation of (loss)/earnings per share gives retroactive effect to the shares issued in connection with the Business Combination. Securities that could potentially dilute basic (loss)/earnings per share in the future that were not included in the computation of diluted (loss)/earnings per share, because to do so would have anti-dilutive effect, are shares relating to the non-vested share awards and common shares issuable upon the satisfaction of certain criteria relating to the Earnout Shares. As of December 31, 2025, the aggregate number of unvested shares were 1,961,172 (2024: nil, 2023: nil) and the potential common shares issuable upon the satisfaction of certain criteria relating to the Earnout Shares were 5,354,022 shares (2024: nil, 2023: nil).